Vanguard Institutional Total Stock Market Index Fu | Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu	Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu		Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Management Expenses		0.04%	0.02%
12b-1 Distribution Fee		none	none
Other Expenses		none	none
Total Annual Fund Operating Expenses	[1]	0.04%	0.02%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	4	13	23	51
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares	2	6	11	26

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures such as price/earnings ratio and dividend yield.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.